Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
The Company has office and commercial leases in Canada, the United States, Singapore, Ireland and other countries in Europe and Asia. These leases have remaining lease terms of 1 year to 13 years, some of which include options to extend the leases for up to 5 years. All of the Company's leases are operating leases.

The components of lease expense were as follows:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Operating lease expense	31	33
Variable lease expense, including non-lease components	17	14
Total lease expense	48	47
As of December 31, 2023, the weighted average remaining lease term is 10 years and the weighted average discount rate is 3.4% (December 31, 2022 - 11 years and 4.9%, respectively).

Net sublease income for the year ended December 31, 2023 was $4 (December 31, 2022 - $3), which is recorded as an offset within the total lease expense disclosed above.

During the year ended December 31, 2023, as part of the sales of Shopify's logistics businesses, the Company's warehouse leases were assigned in connection with the divested businesses and are no longer recognized on the Company's consolidated balance sheets. However, the Company retained the guarantee of certain leases and entered into an indemnification agreement, governing the liability obligations in connection with these guarantees.

During the years ended December 31, 2023 and 2022, the Company identified leased office space for which it has ceased use. This resulted in impairment charges to its right-of-use assets and leasehold improvements. These impairment charges were determined by comparing the asset groups' fair values made up of the right-of-use assets and leasehold improvements, to their carrying values as of the impairment measurement date, as required under ASC 360, Property, Plant and Equipment. Fair value was determined based on the present value of the estimated future cash flows. These charges were recorded as general and administrative expenses in the consolidated statements of operations and comprehensive income (loss). In the year ended December 31, 2023, the Company recorded impairment charges related to its operating lease right-of-use assets and leasehold improvements of $38 (December 31, 2022 - $84).

During the year ended December 31, 2022, the Company terminated portions of leased office space consisting of leases recognized on the consolidated balance sheet as well as future committed lease space. The terminations resulted in gains of $3 which is recorded as an offset within the total lease expense disclosed above.

Maturities of lease liabilities as of December 31, 2023 were as follows:

Fiscal Year	Operating Leases
$
2024	53
2025	57
2026	34
2027	49
2028	48
Thereafter	241
Total future minimum payments	482
Minimum payments related to variable lease payments, including non-lease components	(203)
Imputed interest	(45)
Total operating lease liabilities	234

Operating lease maturity amounts included in the table above do not include sublease proceeds expected to be received under our various sublease agreements with third parties. Under the agreements initiated with third parties, the Company expects to receive sublease proceeds of $7 in 2024 and $27 thereafter.

During the year ended December 31, 2023 the Company recognized $22 of operating lease liabilities arising from obtaining operating lease right-of-use assets (December 31, 2022 - $265). The Company paid $34 for amounts included in the measurement of operating lease liabilities included in cash flow from operating activities (December 31, 2022 - $40).

Leases	Leases
The Company has office and commercial leases in Canada, the United States, Singapore, Ireland and other countries in Europe and Asia. These leases have remaining lease terms of 1 year to 13 years, some of which include options to extend the leases for up to 5 years. All of the Company's leases are operating leases.

The components of lease expense were as follows:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Operating lease expense	31	33
Variable lease expense, including non-lease components	17	14
Total lease expense	48	47
As of December 31, 2023, the weighted average remaining lease term is 10 years and the weighted average discount rate is 3.4% (December 31, 2022 - 11 years and 4.9%, respectively).

Net sublease income for the year ended December 31, 2023 was $4 (December 31, 2022 - $3), which is recorded as an offset within the total lease expense disclosed above.

During the year ended December 31, 2023, as part of the sales of Shopify's logistics businesses, the Company's warehouse leases were assigned in connection with the divested businesses and are no longer recognized on the Company's consolidated balance sheets. However, the Company retained the guarantee of certain leases and entered into an indemnification agreement, governing the liability obligations in connection with these guarantees.

During the years ended December 31, 2023 and 2022, the Company identified leased office space for which it has ceased use. This resulted in impairment charges to its right-of-use assets and leasehold improvements. These impairment charges were determined by comparing the asset groups' fair values made up of the right-of-use assets and leasehold improvements, to their carrying values as of the impairment measurement date, as required under ASC 360, Property, Plant and Equipment. Fair value was determined based on the present value of the estimated future cash flows. These charges were recorded as general and administrative expenses in the consolidated statements of operations and comprehensive income (loss). In the year ended December 31, 2023, the Company recorded impairment charges related to its operating lease right-of-use assets and leasehold improvements of $38 (December 31, 2022 - $84).

During the year ended December 31, 2022, the Company terminated portions of leased office space consisting of leases recognized on the consolidated balance sheet as well as future committed lease space. The terminations resulted in gains of $3 which is recorded as an offset within the total lease expense disclosed above.

Maturities of lease liabilities as of December 31, 2023 were as follows:

Fiscal Year	Operating Leases
$
2024	53
2025	57
2026	34
2027	49
2028	48
Thereafter	241
Total future minimum payments	482
Minimum payments related to variable lease payments, including non-lease components	(203)
Imputed interest	(45)
Total operating lease liabilities	234

Operating lease maturity amounts included in the table above do not include sublease proceeds expected to be received under our various sublease agreements with third parties. Under the agreements initiated with third parties, the Company expects to receive sublease proceeds of $7 in 2024 and $27 thereafter.

During the year ended December 31, 2023 the Company recognized $22 of operating lease liabilities arising from obtaining operating lease right-of-use assets (December 31, 2022 - $265). The Company paid $34 for amounts included in the measurement of operating lease liabilities included in cash flow from operating activities (December 31, 2022 - $40).